Right of use assets and operating lease liability (Tables)	6 Months Ended
Jun. 30, 2025
Right Of Use Assets And Operating Lease Liability
Schedule of future minimum lease payments

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	Operating leases
	S$’000

Periods Ended June 30, 2025	$19
Less: Imputed interest	-	*
Present value of operating lease liabilities	19

Operating lease liabilities – current	$19